Schedule of Investments
(unaudited)
July 31, 2025
iShares
®
TIPS Bond ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds
2.38% , 01/15/27 - 02/15/55 ............ USD 260,582 $ 258,327,725
1.75% , 01/15/28 ................... 155,811 157,552,242
3.63% , 04/15/28 ................... 159,762 169,477,313
2.50% , 01/15/29 ................... 144,476 150,185,253
3.88% , 04/15/29 ................... 186,876 203,679,568
3.38% , 04/15/32 ................... 68,375 75,919,301
2.13% , 02/15/40 - 02/15/54 ............ 387,040 364,446,257
0.75% , 02/15/42 - 02/15/45 ............ 447,207 332,889,474
0.63% , 02/15/43 ................... 160,299 118,175,165
1.38% , 02/15/44 ................... 220,531 183,708,397
1.00% , 02/15/46 - 02/15/49 ............ 341,289 249,653,950
0.88% , 02/15/47 ................... 155,620 111,411,565
0.25% , 02/15/50 ................... 160,915 91,741,172
0.13% , 02/15/51 - 02/15/52 ............ 340,186 179,608,569
1.50% , 02/15/53 ................... 174,215 135,455,721
U.S. Treasury Inflation Linked Notes
0.13% , 10/15/26 - 01/15/32 ............ 2,980,500 2,809,507,526
0.38% , 01/15/27 - 07/15/27 ............ 710,190 700,681,932
1.63% , 10/15/27 - 04/15/30 ............ 1,349,727 1,363,494,218
0.50% , 01/15/28 ................... 377,891 370,738,036
1.25% , 04/15/28 ................... 422,383 421,458,447
0.75% , 07/15/28 ................... 327,111 323,206,846
2.38% , 10/15/28 ................... 423,977 439,421,717
0.88% , 01/15/29 ................... 285,911 281,579,949
2.13% , 04/15/29 - 01/15/35 ............ 972,174 990,621,610
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.25% , 07/15/29 ................... USD 342,571 $ 329,284,648
0.63% , 07/15/32 ................... 504,500 470,186,147
1.13% , 01/15/33 ................... 495,131 472,373,832
1.38% , 07/15/33 ................... 475,519 460,695,076
1.75% , 01/15/34 ................... 502,406 496,749,271
1.88% , 07/15/34 - 07/15/35 ............ 762,382 759,399,217
Total Long-Term Investments — 99 .3%
(Cost: $ 14,841,479,547 ) ............................ 13,471,630,144
Shares
Shares
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(a) (b)
.................. 49,187,615 49,187,615
Total Short-Term Securities — 0 .4%
(Cost: $ 49,187,615 ) ............................... 49,187,615
Total Investments — 99 .7%
(Cost: $ 14,890,667,162 ) ............................ 13,520,817,759
Other Assets Less Liabilities — 0.3% .................... 37,099,976
Net Assets — 100.0% ...............................
$ 13,557,917,735
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 81,660,117 $ — $ (32,472,502)
(a)
$ — $ — $ 49,187,615 49,187,615 $ 1,098,146
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
TIPS Bond ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 13,471,630,144 $ — $ 13,471,630,144
Short-Term Securities
Money Market Funds ...................................... 49,187,615 — — 49,187,615
$ 49,187,615 $ 13,471,630,144 $ — $ 13,520,817,759
Currency Abbreviation
USD United States Dollar